RULE 497 DOCUMENT

The interactive data file included as an exhibit to this filing relates to the prospectus for Market Vectors Russia ETF and Market Vectors Russia Small-Cap ETF that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2014 (Accession No. 0000930413-14-001723), which is incorporated herein by reference.